Net loss per share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 13 — NET LOSS PER SHARE

Basic net loss per share of Class A Common Stock is computed by dividing net loss attributable to the Company during the period from February 13, 2023, or the Closing Date, to March 31, 2023 by the weighted-average number of shares of Class A Common Stock outstanding for the same period.

Diluted net loss per share of Class A Common Stock is computed dividing net loss attributable to the Company, adjusted for the assumed exchange of all potentially dilutive securities, by the weighted average number of shares of Class A Common Stock outstanding during the same period adjusted to give effect to potentially dilutive shares using the treasury stock method. Diluted net loss per share for all period presented is the same as basic net loss per share as the inclusion of the potentially issuable shares would be anti-dilutive.

Prior to the Business Combination, the membership structure of Intuitive Machines, LLC included membership units. In conjunction with the closing of the Business Combination, the Company effectuated a recapitalization whereby all membership units were converted to common units of Intuitive Machines, LLC and Intuitive Machines, Inc. implemented a revised class structure including Class A Common Stock having one vote per share and economic rights, Class B Common Stock having one vote per share and no economic rights, and Class C Common Stock having three votes per share and no economic rights. Shares of the Company’s Class B and Class C Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. The Company has determined that the calculation of loss per unit for periods prior to the Business Combination would not be meaningful to the users of these condensed consolidated financial statements. Therefore, net loss per share information has not been presented for periods prior to the Business Combination on February 13, 2023. The basic and diluted net loss per share for the three months ended March 31, 2023 represent only the period of February 13, 2023 to March 31, 2023.

The following table presents the computation of the basic and diluted loss per share of Class A common stock for the period of February 13, 2023 (the Closing Date) to March 31, 2023 (in thousands, except share data):

Numerator
Net loss for the period from February 13, 2023 through March 31, 2023	$(17,696)
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through March 31, 2023	(8,336)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to the Company	(9,360)
Less: Cumulative preferred dividends	(328)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to Class A common shareholders	$(9,688)
Denominator
Weighted-average shares of Class A common stock outstanding	15,224,378
Loss per share of Class A common stock – basic and diluted	$(0.64)

The following table summarizes the Company’s potentially dilutive securities that were excluded from the computation of diluted loss per share as their effect would be anti-dilutive or because of unsatisfied contingent issuance conditions.

Shares of Class A Common Stock
Public Warrants	16,269,295
Private Placement Warrants	6,845,000
Series A Preferred Stock	2,193,973
Series A Preferred Warrants	541,667
Earn Out Units	10,000,000
Stock Options under 2021 Plan	1,835,335

NOTE 12 — EARNINGS PER UNIT

Basic income (loss) per share is computed by dividing net income (loss) attributable to Class A Common Unit holders by the sum of the weighted-average number of units outstanding, representing 122,501,241 units and 122,500,000 for the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, there were no dilutive units outstanding.

As a result, the calculation of diluted income (loss) per unit was equal to the calculation of basic income (loss) per unit.

The following table presents net loss per unit and related information:

	Year Ended December 31,
	2022	2021
	(in thousands, except per unit data)
Basic and diluted:
Net loss	$(6,405)	$(35,648)
Weighted-average common shares outstanding	122,501,241	122,500,000
Basic and diluted net loss per unit	$(0.05)	$(0.29)